FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 38.8%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	1,346,570	$1,497,760
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	2,286,232	2,761,922
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	869,440	1,016,355
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,686,887	2,459,173
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	86,835	88,972
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	3,437,672	3,084,007
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	787,164	622,797
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	311,568	242,441
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	559,040	568,926
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,725,910	2,772,975
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	1,708,002	1,731,930
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	436,515	436,850
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	5,085,931	5,144,684
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	3,637,986	3,605,288
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	2,327,622	2,307,393
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	1,535,925	1,512,947
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	575,875	580,334
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	4,350,886	4,394,238
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	791,168	767,673
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,910,290	1,824,721
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	1,668,720	1,585,446

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $41,973,518)				39,006,832

	SHARES
COMMON STOCKS - 29.6%
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.1%
LG Uplus Corp.	12,100	118,953	(a)

Entertainment - 0.4%
Electronic Arts Inc.	970	118,000
NetEase Inc., ADR	1,430	133,505
Nintendo Co. Ltd.	300	129,658	(a)

Total Entertainment		381,163

Interactive Media & Services - 0.8%
Alphabet Inc., Class A Shares	153	333,427	*
Alphabet Inc., Class C Shares	140	306,243	*
Auto Trader Group PLC	14,233	96,247	(a)
Meta Platforms Inc., Class A Shares	286	46,117	*

Total Interactive Media & Services		782,034

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2022 Quarterly Report	1

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 0.1%
MTN Group Ltd.	15,200	$123,585	(a)

TOTAL COMMUNICATION SERVICES		1,405,735

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.3%
Bayerische Motoren Werke AG	1,500	115,481	(a)
Kia Corp.	2,600	155,119	(a)
Tesla Inc.	100	67,342	*

Total Automobiles		337,942

Hotels, Restaurants & Leisure - 0.2%
Jack in the Box Inc.	1,195	66,992
Yum! Brands Inc.	1,142	129,628

Total Hotels, Restaurants & Leisure		196,620

Household Durables - 0.2%
PulteGroup Inc.	3,600	142,668

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc.	1,700	180,557	*
eBay Inc.	2,100	87,507

Total Internet & Direct Marketing Retail		268,064

Multiline Retail - 0.2%
Canadian Tire Corp. Ltd., Class A Shares	800	100,932
Target Corp.	720	101,686

Total Multiline Retail		202,618

Specialty Retail - 0.7%
AutoZone Inc.	75	161,184	*
Home Depot Inc.	750	205,703
Lowe’s Cos. Inc.	960	167,683
TJX Cos. Inc.	2,500	139,625

Total Specialty Retail		674,195

Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.	300	76,605	*
Pandora A/S	1,738	109,830	(a)
Under Armour Inc., Class A Shares	5,200	43,316	*

Total Textiles, Apparel & Luxury Goods		229,751

TOTAL CONSUMER DISCRETIONARY		2,051,858

CONSUMER STAPLES - 1.7%
Beverages - 0.3%
Remy Cointreau SA	750	132,080	(a)
Treasury Wine Estates Ltd.	15,600	122,136	(a)

Total Beverages		254,216

See Notes to Consolidated Schedule of Investments.

2	Franklin Strategic Real Return Fund 2022 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Food & Staples Retailing - 0.6%
George Weston Ltd.	1,300	$151,865
Kroger Co.	2,900	137,257
Walgreens Boots Alliance Inc.	3,800	144,020
Walmart Inc.	1,600	194,528

Total Food & Staples Retailing		627,670

Food Products - 0.3%
Hershey Co.	650	139,854
Ingredion Inc.	1,017	89,659
JBS SA	17,000	102,810

Total Food Products		332,323

Household Products - 0.2%
Procter & Gamble Co.	1,229	176,718

Tobacco - 0.3%
Japan Tobacco Inc.	6,300	108,969	(a)
Swedish Match AB	19,000	194,013	(a)

Total Tobacco		302,982

TOTAL CONSUMER STAPLES		1,693,909

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Aker BP ASA	3,994	138,020	*(a)
BP PLC	42,000	197,815	(a)
China Shenhua Energy Co. Ltd., Class H Shares	54,500	157,959	(a)
EOG Resources Inc.	1,540	170,078
Exxon Mobil Corp.	3,700	316,868
Lundin Energy AB	4,200	2,863	(a)
Marathon Petroleum Corp.	2,150	176,752
PetroChina Co. Ltd., Class H Shares	280,000	131,792	(a)
Phillips 66	2,100	172,179
Shell PLC	7,250	189,192	(a)
Valero Energy Corp.	1,500	159,420
Woodside Energy Group Ltd.	840	17,798	*(a)

TOTAL ENERGY		1,830,736

FINANCIALS - 1.9%
Banks - 0.8%
Bank of America Corp.	1,930	60,081
Bank of China Ltd., Class H Shares	250,000	100,162	(a)
Citigroup Inc.	2,433	111,894
Comerica Inc.	1,800	132,084
JPMorgan Chase & Co.	600	67,566
Lloyds Banking Group PLC	189,203	97,593	(a)

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2022 Quarterly Report	3

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - continued
Postal Savings Bank of China Co. Ltd., Class H Shares	129,000	$103,035	(a)
Wells Fargo & Co.	4,400	172,348

Total Banks		844,763

Capital Markets - 0.2%
Ameriprise Financial Inc.	438	104,104
CI Financial Corp.	8,000	84,960

Total Capital Markets		189,064

Consumer Finance - 0.4%
Capital One Financial Corp.	1,083	112,838
Discover Financial Services	1,606	151,895
Synchrony Financial	4,300	118,766

Total Consumer Finance		383,499

Insurance - 0.5%
Allianz SE, Registered Shares	829	158,251	(a)
Allstate Corp.	1,350	171,086
Japan Post Holdings Co. Ltd.	14,500	103,600	(a)
Legal & General Group PLC	29,298	85,523	(a)

Total Insurance		518,460

TOTAL FINANCIALS		1,935,786

HEALTH CARE - 2.9%
Biotechnology - 0.5%
Biogen Inc.	488	99,523	*
Regeneron Pharmaceuticals Inc.	300	177,339	*
Vertex Pharmaceuticals Inc.	610	171,892	*

Total Biotechnology		448,754

Health Care Equipment & Supplies - 0.1%
Masimo Corp.	711	92,906	*

Health Care Providers & Services - 1.3%
Cardinal Health Inc.	2,000	104,540
CVS Health Corp.	1,200	111,192
Elevance Health Inc.	450	217,161
HCA Healthcare Inc.	860	144,531
McKesson Corp.	600	195,726
Molina Healthcare Inc.	600	167,766	*
UnitedHealth Group Inc.	700	359,541

Total Health Care Providers & Services		1,300,457

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories Inc., Class A Shares	260	128,700	*

Pharmaceuticals - 0.9%
Novo Nordisk A/S, Class B Shares	1,987	220,540	(a)

See Notes to Consolidated Schedule of Investments.

4	Franklin Strategic Real Return Fund 2022 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
Ono Pharmaceutical Co. Ltd.	6,400	$164,305	(a)
Pfizer Inc.	4,300	225,449
Roche Holding AG	620	206,973	(a)
Shionogi & Co. Ltd.	1,900	96,047	(a)

Total Pharmaceuticals		913,314

TOTAL HEALTH CARE		2,884,131

INDUSTRIALS - 2.6%
Air Freight & Logistics - 0.3%
Deutsche Post AG, Registered Shares	2,600	97,410	(a)
United Parcel Service Inc., Class B Shares	880	160,635

Total Air Freight & Logistics		258,045

Airlines - 0.1%
Southwest Airlines Co.	3,400	122,808	*

Building Products - 0.3%
Lennox International Inc.	600	123,954
Masco Corp.	2,900	146,740

Total Building Products		270,694

Industrial Conglomerates - 0.3%
3M Co.	1,200	155,292
CITIC Ltd.	65,000	65,979	(a)
LG Corp.	1,167	70,215	(a)

Total Industrial Conglomerates		291,486

Machinery - 0.7%
Caterpillar Inc.	940	168,034
CNH Industrial NV	9,000	104,458	(a)
Cummins Inc.	843	163,146
Deere & Co.	500	149,735
GEA Group AG	3,100	106,829	(a)

Total Machinery		692,202

Marine - 0.2%
A.P. Moller - Maersk A/S, Class B Shares	53	124,482	(a)
Evergreen Marine Corp. Ltd.	33,000	93,772	(a)

Total Marine		218,254

Professional Services - 0.2%
ManpowerGroup Inc.	1,200	91,692
Wolters Kluwer NV	1,617	157,304	(a)

Total Professional Services		248,996

Trading Companies & Distributors - 0.5%
Marubeni Corp.	15,400	139,015	(a)
Mitsubishi Corp.	4,600	136,782	(a)

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2022 Quarterly Report	5

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Trading Companies & Distributors - continued
Mitsui & Co. Ltd.	5,600	$123,664	(a)
W.W. Grainger Inc.	332	150,871

Total Trading Companies & Distributors		550,332

TOTAL INDUSTRIALS		2,652,817

INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 0.2%
Cisco Systems Inc.	4,008	170,901

IT Services - 0.3%
Adyen NV	47	69,091	*(a)
CGI Inc.	1,600	127,458	*
Gartner Inc.	600	145,098	*

Total IT Services		341,647

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices Inc.	1,800	137,646	*
Applied Materials Inc.	1,600	145,568
ASM International NV	482	121,723	(a)
ASML Holding NV	415	200,291	(a)
KLA Corp.	522	166,560
MediaTek Inc.	4,000	87,117	(a)
Micron Technology Inc.	2,500	138,200
Powertech Technology Inc.	38,000	111,957	(a)
QUALCOMM Inc.	1,235	157,759
SK Hynix Inc.	1,400	97,924	(a)
United Microelectronics Corp.	94,000	123,173	(a)

Total Semiconductors & Semiconductor Equipment		1,487,918

Software - 1.1%
Check Point Software Technologies Ltd.	1,224	149,059	*
Fortinet Inc.	3,000	169,740	*
Microsoft Corp.	2,982	765,867

Total Software		1,084,666

Technology Hardware, Storage & Peripherals - 1.1%
Apple Inc.	6,538	893,875
Logitech International SA, Registered Shares	1,300	67,680	(a)
Samsung Electronics Co. Ltd.	3,826	167,597	(a)

Total Technology Hardware, Storage & Peripherals		1,129,152

TOTAL INFORMATION TECHNOLOGY		4,214,284

See Notes to Consolidated Schedule of Investments.

6	Franklin Strategic Real Return Fund 2022 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
MATERIALS - 1.5%
Chemicals - 0.3%
Huntsman Corp.	4,912	$139,255
LyondellBasell Industries NV, Class A Shares	1,700	148,682

Total Chemicals		287,937

Metals & Mining - 1.1%
Anglo American Platinum Ltd.	1,016	89,170	(a)
BHP Group Ltd.	4,650	130,032	(a)
First Quantum Minerals Ltd.	4,700	89,166
Glencore PLC	27,300	147,935	(a)
Nucor Corp.	1,225	127,902
POSCO Holdings Inc.	500	88,964	(a)
Rio Tinto PLC	2,750	164,436	(a)
Teck Resources Ltd., Class B Shares	4,100	125,370
Vale SA	9,800	143,476

Total Metals & Mining		1,106,451

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	2,400	125,784

TOTAL MATERIALS		1,520,172

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 9.3%
Alexander & Baldwin Inc.	3,601	64,638
Apartment Investment and Management Co., Class A Shares	13,548	86,707	*
Apple Hospitality REIT Inc.	10,133	148,651
Armada Hoffler Properties Inc.	6,398	82,150
AvalonBay Communities Inc.	1,478	287,101
Boston Properties Inc.	2,069	184,100
Brixmor Property Group Inc.	8,815	178,151
Camden Property Trust	1,585	213,151
CareTrust REIT Inc.	6,558	120,930
Corporate Office Properties Trust	4,032	105,598
CubeSmart	4,945	211,250
Digital Realty Trust Inc.	1,666	216,297
Douglas Emmett Inc.	5,349	119,711
Duke Realty Corp.	1,989	109,296
Easterly Government Properties Inc.	5,026	95,695
EPR Properties	3,037	142,526
Equinix Inc.	602	395,526
Equity LifeStyle Properties Inc.	3,118	219,725
Equity Residential	2,687	194,055
Essential Properties Realty Trust Inc.	6,262	134,570

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2022 Quarterly Report	7

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - continued
Essex Property Trust Inc.	860	$224,899
Extra Space Storage Inc.	1,693	288,013
Gaming and Leisure Properties Inc.	3,386	155,282
Getty Realty Corp.	2,742	72,663
Global Medical REIT Inc.	4,247	47,694
Highwoods Properties Inc.	2,929	100,143
Host Hotels & Resorts Inc.	20,247	317,473
Industrial Logistics Properties Trust	5,054	71,160
iStar Inc.	6,317	86,606
Kilroy Realty Corp.	2,204	115,335
Klepierre SA	5,300	102,072	(a)
LTC Properties Inc.	2,876	110,410
LXP Industrial Trust	13,654	146,644
Medical Properties Trust Inc.	11,181	170,734
Mid-America Apartment Communities Inc.	1,801	314,581
National Health Investors Inc.	2,338	141,706
National Retail Properties Inc.	5,160	221,880
NexPoint Residential Trust Inc.	966	60,385
Omega Healthcare Investors Inc.	6,074	171,226
Piedmont Office Realty Trust Inc., Class A Shares	6,102	80,058
Prologis Inc.	6,127	720,842
Public Storage	1,667	521,221
Realty Income Corp.	4,193	286,214
Rexford Industrial Realty Inc.	2,984	171,849
Safehold Inc.	3,064	108,374
Simon Property Group Inc.	4,166	395,437
Stockland	40,000	99,701	(a)
Sun Communities Inc.	965	153,782
Ventas Inc.	1,961	100,854
VICI Properties Inc.	9,084	270,612
Welltower Inc.	2,258	185,946

Total Equity Real Estate Investment Trusts (REITs)		9,323,624

Real Estate Management & Development - 0.2%
Daito Trust Construction Co. Ltd.	1,300	112,109	(a)
Sun Hung Kai Properties Ltd.	8,500	100,577	(a)

Total Real Estate Management & Development		212,686

TOTAL REAL ESTATE		9,536,310

TOTAL COMMON STOCKS (Cost - $28,404,346)		29,725,738

See Notes to Consolidated Schedule of Investments.

8	Franklin Strategic Real Return Fund 2022 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 2.1%
ENERGY - 1.1%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000		$1,982

Oil, Gas & Consumable Fuels - 1.1%
Apache Corp., Senior Notes	2.625%	1/15/23	29,000		28,810
Apache Corp., Senior Notes	4.750%	4/15/43	60,000		46,838
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000		234,127
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000		239,676
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000		19,030
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	180,000		141,045
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000		49,129
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	80,000		79,707
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000		39,797
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000		54,265
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	50,000		44,750
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	30,000		27,697
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	80,000		59,695

Total Oil, Gas & Consumable Fuels					1,064,566

TOTAL ENERGY					1,066,548

MATERIALS - 1.0%
Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000		190,324	(b)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	200,000		155,061	(b)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	50,000		50,534
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000		48,124	(b)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	130,000		88,894	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000		215,528
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000		39,842
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000		52,290

Total Metals & Mining					840,597

Paper & Forest Products - 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000		191,071	(c)

TOTAL MATERIALS					1,031,668

TOTAL CORPORATE BONDS & NOTES (Cost - $2,217,609)					2,098,216

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.9%
Canada - 0.9%
Canadian Government Real Return Bond	4.250%	12/1/26	682,260	CAD	611,575

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2022 Quarterly Report	9

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Canada - continued
Canadian Government Real Return Bond	1.500%	12/1/44	181,419	CAD	$143,204
Canadian Government Real Return Bond	0.500%	12/1/50	138,312	CAD	85,670

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $969,033)					840,449

SOVEREIGN BONDS - 0.5%
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	200,000		202,696

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	160,000		136,424

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	200,000		184,079	(b)

TOTAL SOVEREIGN BONDS (Cost - $580,255)					523,199

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $74,144,761)					72,194,434

			SHARES
SHORT-TERM INVESTMENTS - 29.4%
Dreyfus Government Cash Management, Institutional Shares	1.338%		488,244		488,244
Invesco Government & Agency Portfolio, Institutional Class	1.417%		28,168,931		28,168,931
Invesco Treasury Portfolio, Institutional Class	1.322%		927,359		927,359

TOTAL SHORT-TERM INVESTMENTS (Cost - $29,584,534)					29,584,534

TOTAL INVESTMENTS - 101.3% (Cost - $103,729,295)					101,778,968
Liabilities in Excess of Other Assets - (1.3)%					(1,293,244)

TOTAL NET ASSETS - 100.0%					$100,485,724

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Consolidated Schedule of Investments.

10	Franklin Strategic Real Return Fund 2022 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2022

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
CAD	— Canadian Dollar
REIT	— Real Estate Investment Trust

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
3-Month EURIBOR	10	12/22	$2,595,130	$2,590,009	$(5,121)
E-mini S&P 500 Index	16	9/22	3,213,975	3,031,600	(182,375)
S&P GSCI	117	7/22	23,387,763	20,830,387	(2,557,376)
U.S. Treasury 10-Year Notes	26	9/22	3,098,073	3,081,812	(16,261)

Net unrealized depreciation on open futures contracts					$(2,761,133)

Abbreviation(s) used in this table:

EURIBOR	— Euro Interbank Offered Rate

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,154,000	USD	2,265,541	HSBC Securities Inc.	7/8/22	$(88,438)
CAD	6,761,000	USD	5,374,062	HSBC Securities Inc.	7/8/22	(121,378)
CHF	1,174,000	USD	1,205,884	HSBC Securities Inc.	7/8/22	24,446
EUR	18,215,000	USD	19,485,465	HSBC Securities Inc.	7/8/22	(387,442)
GBP	3,201,000	USD	4,006,565	HSBC Securities Inc.	7/8/22	(109,627)
JPY	592,000,000	USD	4,465,241	HSBC Securities Inc.	7/8/22	(100,116)
NZD	3,476,000	USD	2,239,279	HSBC Securities Inc.	7/8/22	(68,411)
SEK	13,900,000	USD	1,417,345	HSBC Securities Inc.	7/8/22	(58,227)
USD	59,136	AUD	86,000	HSBC Securities Inc.	7/8/22	(227)
USD	232,949	CAD	300,000	HSBC Securities Inc.	7/8/22	(124)
USD	77,569	CHF	74,000	HSBC Securities Inc.	7/8/22	18
USD	839,069	EUR	801,000	HSBC Securities Inc.	7/8/22	(762)
USD	118,890	GBP	98,000	HSBC Securities Inc.	7/8/22	(416)
USD	25,637	JPY	3,500,000	HSBC Securities Inc.	7/8/22	(171)
USD	107,805	MXN	2,180,000	HSBC Securities Inc.	7/8/22	(446)
USD	41,499	NOK	410,000	HSBC Securities Inc.	7/8/22	(130)
USD	50,339	NZD	81,000	HSBC Securities Inc.	7/8/22	(248)
USD	38,225	SEK	390,000	HSBC Securities Inc.	7/8/22	92
MXN	44,610,000	USD	2,263,157	UBS Securities LLC	7/8/22	(47,983)
NOK	21,270,000	USD	2,233,231	UBS Securities LLC	7/8/22	(73,548)

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2022 Quarterly Report	11

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,457	EUR	26,000	Goldman Sachs Group Inc.	7/19/22	$176
USD	672,504	CAD	840,000	JPMorgan Chase & Co.	7/19/22	19,925

Total						$(1,013,037)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

12	Franklin Strategic Real Return Fund 2022 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

13

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

14

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$39,006,832	—	$39,006,832
Common Stocks:
Communication Services	$937,292	468,443	—	1,405,735
Consumer Discretionary	1,671,428	380,430	—	2,051,858
Consumer Staples	1,136,711	557,198	—	1,693,909
Energy	995,297	835,439	—	1,830,736
Financials	1,287,622	648,164	—	1,935,786
Health Care	2,196,266	687,865	—	2,884,131
Industrials	1,432,907	1,219,910	—	2,652,817
Information Technology	3,167,731	1,046,553	—	4,214,284
Materials	899,635	620,537	—	1,520,172
Real Estate	9,121,851	414,459	—	9,536,310
Corporate Bonds & Notes	—	2,098,216	—	2,098,216
Non-U.S. Treasury Inflation Protected Securities	—	840,449	—	840,449
Sovereign Bonds	—	523,199	—	523,199

Total Long-Term Investments	22,846,740	49,347,694	—	72,194,434

Short-Term Investments†	29,584,534	—	—	29,584,534

Total Investments	$52,431,274	$49,347,694	—	$101,778,968

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$44,657	—	$44,657

Total	$52,431,274	$49,392,351	—	$101,823,625

15

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$2,761,133	—	—	$2,761,133
Forward Foreign Currency Contracts††	—	$1,057,694	—	1,057,694

Total	$2,761,133	$1,057,694	—	$3,818,827

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

16